PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligations
The accumulated benefit obligations, which are presented below for all plans in the aggregate at December 31, are based on services rendered to date, but exclude the effect of future salary increases (in millions):

	2017	2016
Accumulated benefit obligation	$830.8	$764.8

Changes in benefit obligations and plan assets, and funded status and weighted-average assumptions used to determine the benefit obligation
The following table presents the changes in benefit obligations and plan assets for the years ended December 31 and the funded status and weighted-average assumptions used to determine the benefit obligation at each year end (dollars in millions):

	2017			2016
	Pension benefits	Other benefits	Total	Pension benefits	Other benefits	Total
Projected benefit obligations:
Balance, January 1	$772.1	$29.9	$802.0	$760.0	$66.7	$826.7
Interest cost	25.5	0.9	26.4	26.3	1.6	27.9
Service cost	12.3	0.1	12.4	16.3	0.3	16.6
Actuarial (gain) loss	78.0	5.5	83.5	32.8	9.2	42.0
Plan amendments	—	—	—	—	(39.9)	(39.9)
Plan settlements	—	(16.4)	(16.4)	(2.5)	(2.6)	(5.1)
Plan curtailments	—	—	—	(1.0)	—	(1.0)
Exchange rate changes	0.3	—	0.3	0.1	—	0.1
Benefits paid	(52.4)	(2.0)	(54.4)	(59.9)	(5.4)	(65.3)
Balance, December 31	835.8	18.0	853.8	772.1	29.9	802.0

Plan assets:
Fair value, January 1	544.6	—	544.6	550.7	—	550.7
Actual return	88.0	—	88.0	33.8	—	33.8
Employer contributions	29.3	—	29.3	22.5	—	22.5
Plan settlements	—	—	—	(2.5)	—	(2.5)
Exchange rate changes	0.2	—	0.2	—	—	—
Benefits paid	(52.4)	—	(52.4)	(59.9)	—	(59.9)
Fair value, December 31	609.7	—	609.7	544.6	—	544.6
Net benefit liabilities	$(226.1)	$(18.0)	$(244.1)	$(227.5)	$(29.9)	$(257.4)

Amounts recognized in Consolidated Balance Sheet:
Accrued liabilities	$(24.5)	$(2.5)	$(27.0)	$(29.7)	$(2.4)	$(32.1)
Other liabilities (long-term)	(201.6)	(15.5)	(217.1)	(197.8)	(27.5)	(225.3)
Net benefit liabilities	$(226.1)	$(18.0)	$(244.1)	$(227.5)	$(29.9)	$(257.4)

Accumulated contributions in excess of (less than) net periodic benefit cost	$120.2	$(39.1)	$81.1	$109.4	$(63.3)	$46.1

Amounts not yet reflected in net periodic benefit cost:
Actuarial (loss) gain	(358.1)	(6.3)	(364.4)	(353.8)	(7.3)	(361.1)
Prior service credit	11.8	27.4	39.2	16.9	40.7	57.6
Total accumulated other comprehensive income (loss)	(346.3)	21.1	(325.2)	(336.9)	33.4	(303.5)
Net benefit liabilities	$(226.1)	$(18.0)	$(244.1)	$(227.5)	$(29.9)	$(257.4)

Weighted-average assumptions:
Discount rate	3.68%	3.52%		4.29%	3.94%
Rate of compensation increase	4.28%			4.14%
On August 10, 2016, the Company communicated changes to the participants in its postretirement benefits plan, which was previously frozen to new entrants in 2008. Based on these changes, effective as of January 1, 2017, eligible participants now receive a health reimbursement account that provides a fixed dollar benefit per year. The impact of these changes to the plan and related, as of August 10, 2016, are presented in the table below (in millions):

	Liability increase (decrease)	Accumulated other comprehensive income (loss)	Deferred tax liability increase (decrease)
Plan change benefit	$(39.9)	$25.9	$14.0
Remeasurement loss	5.2	(3.4)	(1.8)
Actuarial loss	5.2	(3.3)	(1.9)
Total	$(29.5)	$19.2	$10.3

Amounts amortized from accumulated other comprehensive to net periodic benefits cost
The Company estimates the following amounts, which are classified in accumulated other comprehensive loss, a component of shareholders’ equity, will be recognized as net periodic benefit cost in 2018 (in millions):

	Pension benefits	Other retirement benefits	Total
Actuarial (loss) gain	$(35.6)	$(0.7)	$(36.3)
Prior service credit	5.0	13.3	18.3
Total amortization	$(30.6)	$12.6	$(18.0)

Components of net periodic pension cost and weighted-average assumptions used to determine net cost
The components of net periodic pension cost and the weighted-average assumptions used to determine net cost were as follows (dollars in millions):

	2017	2016	2015
Service cost (1)	$12.3	$16.3	$18.3
Interest cost (2)	25.5	26.3	31.9
Expected return on plan assets (2)	(37.7)	(39.6)	(41.6)
Recognized actuarial loss (2)	23.3	21.0	25.7
Amortization of prior service cost (2)	(5.1)	(5.0)	(4.5)
Curtailment gain recognized (2)	—	(0.4)	—
Settlement loss recognized (2)	—	0.5	—
Net periodic pension cost	$18.3	$19.1	$29.8

Discount rate	4.29%	4.53%	3.97%
Expected return on plan assets	7.13%	7.28%	7.45%
Rate of compensation increase	4.14%	4.14%	4.15%

(1) Included in Direct operating costs and Selling, general and administrative on the Consolidated Statements of Operations
(2) Included in Other - net on the Consolidated Statements of Operations
The components of net periodic cost of other postretirement benefits and the weighted average discount rate used to determine net cost were as follows (dollars in millions):

	2017	2016	2015
Service cost (1)	$0.1	$0.3	$1.3
Interest cost (2)	0.9	1.6	2.9
Amortization of prior service credit (2)	(13.3)	(6.4)	—
Amortization of net (gain) loss (2)	0.7	0.3	—
Settlement loss (2)	5.8	0.1	—
Net periodic cost of other postretirement benefits	$(5.8)	$(4.1)	$4.2

Discount rate	3.91%	4.18%	3.95%

(1) Included in Direct operating costs and Selling, general and administrative on the Consolidated Statements of Operations
(2) Included in Other - net on the Consolidated Statements of Operations

Target allocations among asset categories and fair values of each category of plan assets, classified by level within fair value hierarchy
Target allocations among asset categories and the fair values of each category of plan assets as of December 31, 2017 and 2016, classified by level within the US GAAP fair value hierarchy is presented below. The plans will periodically reallocate assets in accordance with the allocation targets, after giving consideration to the expected level of cash required to pay current benefits and plan expenses (dollars in millions):

	Target range	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2017:
Equities:	53% to 69%
U.S. large cap	22% to 28%	$158.2	$—	$158.2	$—
U.S. small cap	4% to 10%	45.3	—	45.3	—
International all cap	21% to 29%	156.2	—	156.2	—
International small cap	2% to 8%	36.3	—	36.3	—
Real estate equities	0% to 13%	50.6	—	50.6	—
Fixed income:	25% to 35%
Cash and equivalents	0% to 10%	6.2	—	6.2	—
Aggregate	9% to 19%	74.9	—	74.9	—
Core plus	9% to 19%	78.1	78.1	—	—
Group annuity contracts		3.9	—	3.9	—
Total		$609.7	$78.1	$531.6	$—

December 31, 2016:
Equities:	53% to 69%
U.S. large cap	22% to 28%	$141.6	$—	$141.6	$—
U.S. small cap	4% to 10%	41.5	—	41.5	—
International all cap	21% to 29%	134.4	—	134.4	—
International small cap	2% to 8%	27.4	—	27.4	—
Real estate equities	0% to 13%	47.1	—	47.1	—
Fixed income:	25% to 35%
Cash and equivalents	0% to 10%	4.6	—	4.6	—
Aggregate	9% to 19%	72.4	—	72.4	—
Core plus	9% to 19%	73.0	73.0	—	—
Group annuity contracts		2.6	—	2.6	—
Total		$544.6	$73.0	$471.6	$—

Estimated future annual payments for pension and other postretirement benefits
Estimated future annual benefit payments from plan assets are presented below. Such amounts are based on existing benefit formulas and include the effect of future service (in millions):

	Pension benefits	Other postretirement benefits
Year ended December 31,
2018	$99.4	$2.5
2019	46.5	1.6
2020	47.5	1.4
2021	48.0	1.3
2022	48.8	1.2
2023 through 2027	244.1	5.7